General and administrative expenses	12 Months Ended
Dec. 31, 2024
General and administrative expenses
General and administrative expenses

10.  General and administrative expenses

The following table summarizes general and administrative expenses, and the depreciation and amortization of the relevant assets relating to these expenses for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Employee benefits expenses	(15,393)	(16,763)	(16,815)
Professional fees	(9,624)	(6,171)	(5,777)
Loss on sale of subsidiaries	—	—	(4,969)
Insurance liability expense	(954)	(1,473)	(1,522)
Impairment of Intangible assets	—	—	(547)
Other operating expenses	(4,275)	(5,211)	(6,489)
Depreciation and amortization	(1,290)	(1,827)	(3,064)
	(31,536)	(31,445)	(39,183)